Quarterly Holdings Report
for
Fidelity® SAI High Income Fund
July 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SAH-NPRT1-0924
1.9901444.103
Corporate Bonds - 86.0%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.6%
Broadcasting - 0.6%
DISH Network Corp. 3.375% 8/15/26	14,390,000	8,740,596
Capital Goods - 0.1%
Itron, Inc. 1.375% 7/15/30 (b)	1,070,000	1,084,777
Diversified Financial Services - 0.1%
Rexford Industrial Realty LP:
4.125% 3/15/29 (b)	947,000	962,626
4.375% 3/15/27 (b)	789,000	799,257
		1,761,883
Energy - 0.2%
NextEra Energy Partners LP 2.5% 6/15/26 (b)	1,294,000	1,190,356
SolarEdge Technologies, Inc. 2.25% 7/1/29 (b)	365,000	393,288
Sunnova Energy International, Inc. 0.25% 12/1/26	1,955,000	1,124,603
		2,708,247
Homebuilders/Real Estate - 0.2%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	1,318,000	1,096,576
Redfin Corp. 0.5% 4/1/27	4,807,000	2,862,569
		3,959,145
Technology - 0.3%
MKS Instruments, Inc. 1.25% 6/1/30 (b)	1,558,000	1,641,353
Wolfspeed, Inc. 1.875% 12/1/29	6,448,000	3,233,279
		4,874,632
Utilities - 0.1%
PG&E Corp. 4.25% 12/1/27 (b)	1,502,000	1,549,313
TOTAL CONVERTIBLE BONDS		24,678,593
Nonconvertible Bonds - 84.4%
Aerospace - 2.3%
Bombardier, Inc.:
7% 6/1/32 (b)	1,250,000	1,278,083
7.25% 7/1/31 (b)	2,255,000	2,321,434
7.875% 4/15/27 (b)	2,450,000	2,453,714
8.75% 11/15/30 (b)	1,250,000	1,354,611
BWX Technologies, Inc. 4.125% 6/30/28 (b)	4,425,000	4,210,223
Kaiser Aluminum Corp.:
4.5% 6/1/31 (b)(c)	280,000	248,102
4.625% 3/1/28 (b)	820,000	768,614
Moog, Inc. 4.25% 12/15/27 (b)	220,000	210,585
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)	1,145,000	1,276,097
TransDigm, Inc.:
4.625% 1/15/29	4,090,000	3,867,904
5.5% 11/15/27	2,285,000	2,250,725
6.375% 3/1/29 (b)	2,690,000	2,740,036
6.75% 8/15/28 (b)	2,050,000	2,088,438
6.875% 12/15/30 (b)	3,840,000	3,948,906
7.125% 12/1/31 (b)	885,000	918,530
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30 (b)	4,879,000	3,886,493
7.875% 5/1/27 (b)	1,284,000	1,162,256
9.5% 6/1/28 (b)	1,145,000	1,024,725
		36,009,476
Air Transportation - 1.0%
Air Canada 3.875% 8/15/26 (b)	1,075,000	1,033,976
American Airlines, Inc.:
7.25% 2/15/28 (b)(c)	215,000	214,817
8.5% 5/15/29 (b)	1,465,000	1,508,234
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	2,639,583	2,621,909
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 11% 4/15/29 (b)	1,901,000	1,812,604
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)	438,000	441,892
Rand Parent LLC 8.5% 2/15/30 (b)(c)	7,828,000	7,740,853
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)	1,720,000	1,087,472
		16,461,757
Automotive & Auto Parts - 2.0%
Arko Corp. 5.125% 11/15/29 (b)	1,830,000	1,596,447
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)	1,585,000	1,590,161
Champions Financing, Inc. 8.75% 2/15/29 (b)	2,930,000	2,988,445
Dana, Inc.:
4.25% 9/1/30 (c)	590,000	521,010
5.375% 11/15/27 (c)	395,000	388,176
Hudson Automotive Group 8% 5/15/32 (b)	965,000	1,009,719
LCM Investments Holdings 8.25% 8/1/31 (b)	785,000	823,267
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)	2,415,000	2,478,512
6.5% 3/26/31 (b)	2,205,000	2,288,345
8.125% 3/30/29 (b)	2,535,000	2,682,086
8.375% 5/1/28 (b)	1,605,000	1,699,469
McLaren Finance PLC 7.5% 8/1/26 (b)	1,800,000	1,573,200
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.050% 11.3595% 10/15/26 (b)(d)(e)	2,365,000	2,379,644
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	2,070,000	2,160,620
ZF North America Capital, Inc.:
4.75% 4/29/25 (b)	1,750,000	1,730,222
6.75% 4/23/30 (b)	2,175,000	2,215,905
6.875% 4/14/28 (b)	810,000	830,227
6.875% 4/23/32 (b)	1,320,000	1,364,270
7.125% 4/14/30 (b)	810,000	840,808
		31,160,533
Banks & Thrifts - 1.1%
Ally Financial, Inc.:
5.75% 11/20/25 (c)	1,514,000	1,519,365
6.7% 2/14/33 (c)	3,380,000	3,474,245
Jane Street Group LLC/JSG Finance, Inc.:
4.5% 11/15/29 (b)	2,015,000	1,907,463
7.125% 4/30/31 (b)	2,265,000	2,349,440
UniCredit SpA:
5.459% 6/30/35 (b)(d)	2,591,000	2,487,308
5.861% 6/19/32 (b)(d)	945,000	937,198
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)	1,840,000	1,895,200
Western Alliance Bancorp. 3% 6/15/31 (d)	3,700,000	3,311,611
		17,881,830
Broadcasting - 1.6%
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27 (b)(c)	1,885,000	1,825,869
7.5% 6/1/29 (b)	1,925,000	1,652,939
7.875% 4/1/30 (b)(c)	2,665,000	2,712,171
9% 9/15/28 (b)(c)	2,690,000	2,856,289
DISH Network Corp. 11.75% 11/15/27 (b)	3,280,000	3,283,047
Sirius XM Radio, Inc.:
4.125% 7/1/30 (b)(c)	4,645,000	4,037,317
5.5% 7/1/29 (b)	1,135,000	1,084,930
Univision Communications, Inc.:
4.5% 5/1/29 (b)	130,000	113,550
6.625% 6/1/27 (b)	2,985,000	2,970,494
7.375% 6/30/30 (b)(c)	2,750,000	2,647,651
8% 8/15/28 (b)	1,215,000	1,221,014
8.5% 7/31/31 (b)	1,290,000	1,276,217
		25,681,488
Building Materials - 1.6%
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	350,000	342,775
6.375% 6/15/30 (b)(c)	1,330,000	1,338,907
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	395,000	419,964
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)(c)	1,565,000	1,600,291
Builders FirstSource, Inc.:
4.25% 2/1/32 (b)	3,750,000	3,351,455
6.375% 3/1/34 (b)	945,000	953,116
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	4,215,000	4,288,871
EMRLD Borrower LP / Emerald Co.:
6.625% 12/15/30 (b)	5,285,000	5,384,217
6.75% 7/15/31 (b)	1,400,000	1,427,683
MasterBrand, Inc. 7% 7/15/32 (b)	1,250,000	1,284,258
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)	1,245,000	1,263,174
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)	1,945,000	1,820,883
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)	575,000	619,651
Star Holding LLC 8.75% 8/1/31 (b)	610,000	600,862
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)	1,235,000	1,287,488
		25,983,595
Cable/Satellite TV - 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	5,510,000	4,688,229
4.25% 1/15/34 (b)	2,840,000	2,243,567
4.5% 8/15/30 (b)	2,435,000	2,131,944
4.5% 5/1/32	5,889,000	4,930,725
4.5% 6/1/33 (b)	5,460,000	4,485,400
4.75% 2/1/32 (b)	390,000	333,529
CSC Holdings LLC:
3.375% 2/15/31 (b)	1,395,000	926,733
4.125% 12/1/30 (b)	3,145,000	2,177,469
4.5% 11/15/31 (b)	745,000	513,716
4.625% 12/1/30 (b)	5,700,000	2,251,705
5.375% 2/1/28 (b)	2,550,000	2,024,423
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	720,000	693,325
DISH DBS Corp. 5.75% 12/1/28 (b)	2,730,000	2,003,883
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	1,400,000	1,337,000
Virgin Media Vendor Financing Notes IV DAC 5% 7/15/28 (b)	720,000	673,245
VTR Finance BV 6.375% 7/15/28 (b)	355,000	321,169
Ziggo Bond Co. BV 6% 1/15/27 (b)	185,000	183,950
Ziggo BV 4.875% 1/15/30 (b)	1,730,000	1,574,981
		33,494,993
Capital Goods - 0.7%
Mueller Water Products, Inc. 4% 6/15/29 (b)	1,440,000	1,343,652
Regal Rexnord Corp. 6.3% 2/15/30	1,310,000	1,366,303
Resideo Funding, Inc. 6.5% 7/15/32 (b)	1,570,000	1,569,920
TK Elevator Holdco GmbH 7.625% 7/15/28 (b)	2,560,000	2,559,362
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)	4,880,000	4,785,113
		11,624,350
Chemicals - 4.7%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)	730,000	765,578
Consolidated Energy Finance SA 12% 2/15/31 (b)	2,575,000	2,542,151
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)	3,015,000	2,912,482
Herens HoldCo Sarl 4.75% 5/15/28 (b)	875,000	759,219
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)	705,000	755,685
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)	3,009,312	2,460,113
LSB Industries, Inc. 6.25% 10/15/28 (b)	1,210,000	1,176,808
Methanex Corp.:
5.125% 10/15/27	4,425,000	4,308,486
5.25% 12/15/29	1,430,000	1,391,683
5.65% 12/1/44	3,660,000	3,194,862
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	4,555,000	4,120,603
5.25% 6/1/27 (b)	3,354,000	3,273,155
8.5% 11/15/28 (b)	990,000	1,050,714
9% 2/15/30 (b)	955,000	1,009,608
Nufarm Australia Ltd. 5% 1/27/30 (b)	4,168,000	3,833,904
Olin Corp. 5% 2/1/30 (c)	5,195,000	4,949,847
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (b)	2,760,000	2,544,868
6.25% 10/1/29 (b)	3,140,000	2,881,435
7.25% 6/15/31 (b)	775,000	775,558
9.75% 11/15/28 (b)	5,415,000	5,754,353
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	690,000	643,272
6.625% 5/1/29 (b)	2,144,000	2,021,153
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)	3,235,000	3,160,832
The Chemours Co. LLC:
4.625% 11/15/29 (b)(c)	3,145,000	2,754,641
5.375% 5/15/27	1,330,000	1,277,677
5.75% 11/15/28 (b)(c)	3,530,000	3,302,305
TPC Group, Inc. 13% 12/16/27 (b)	1,458,918	1,477,154
Tronox, Inc. 4.625% 3/15/29 (b)(c)	4,550,000	4,144,214
W.R. Grace Holding LLC:
5.625% 8/15/29 (b)	5,025,000	4,598,170
7.375% 3/1/31 (b)	595,000	610,959
		74,451,489
Consumer Products - 0.9%
Foundation Building Materials, Inc. 6% 3/1/29 (b)	938,000	840,614
Kohl's Corp. 4.25% 7/17/25	190,000	185,023
Kronos Acquisition Holdings, Inc.:
8.25% 6/30/31 (b)	775,000	781,730
10.75% 6/30/32 (b)	775,000	751,886
Newell Brands, Inc.:
6.375% 9/15/27 (c)	730,000	729,171
6.625% 9/15/29 (c)	820,000	822,690
6.875% 4/1/36 (c)(f)	410,000	392,608
7% 4/1/46 (f)	585,000	513,834
The Gates Corp. 6.875% 7/1/29 (b)	1,805,000	1,837,961
The Scotts Miracle-Gro Co.:
4% 4/1/31	295,000	260,624
4.375% 2/1/32	435,000	385,062
TKC Holdings, Inc.:
6.875% 5/15/28 (b)	2,760,000	2,687,206
10.5% 5/15/29 (b)	3,208,000	3,119,780
Windsor Holdings III, LLC 8.5% 6/15/30 (b)	1,605,000	1,689,272
		14,997,461
Containers - 1.1%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(d)	1,187,000	299,718
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)	730,000	617,355
5.25% 8/15/27 (b)	308,000	176,330
Ball Corp. 6% 6/15/29	975,000	984,292
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	940,000	916,232
Graphic Packaging International, Inc.:
3.75% 2/1/30 (b)	960,000	871,481
6.375% 7/15/32 (b)(c)	1,550,000	1,567,687
LABL, Inc.:
5.875% 11/1/28 (b)	450,000	415,562
6.75% 7/15/26 (b)	680,000	675,954
9.5% 11/1/28 (b)	300,000	303,073
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)(c)	2,190,000	2,260,151
Owens-Brockway Glass Container, Inc.:
7.25% 5/15/31 (b)(c)	235,000	232,519
7.375% 6/1/32 (b)(c)	565,000	558,051
Sealed Air Corp.:
5% 4/15/29 (b)	3,690,000	3,563,858
6.5% 7/15/32 (b)	895,000	907,194
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28 (b)	825,000	830,702
7.25% 2/15/31 (b)	1,425,000	1,483,572
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	180,000	176,281
8.5% 8/15/27 (b)	265,000	260,151
		17,100,163
Diversified Financial Services - 4.6%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)	1,500,000	1,498,056
Boost Newco Borrower LLC 7.5% 1/15/31 (b)	3,255,000	3,428,404
Capstone Borrower, Inc. 8% 6/15/30 (b)	860,000	890,869
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)(c)	3,154,000	2,956,875
Coinbase Global, Inc.:
3.375% 10/1/28 (b)	280,000	246,488
3.625% 10/1/31 (b)	2,610,000	2,169,906
Cruise Yacht Upper Holdco Ltd. 11.875% 7/5/28	600,000	615,000
Encore Capital Group, Inc.:
8.5% 5/15/30 (b)	2,900,000	3,008,335
9.25% 4/1/29 (b)	1,345,000	1,417,225
FLY Leasing Ltd. 7% 10/15/24 (b)	573,000	568,703
Fortress Transportation & Infrastructure Investors LLC:
7% 6/15/32 (b)	735,000	758,019
7.875% 12/1/30 (b)	1,910,000	2,024,611
GGAM Finance Ltd.:
6.875% 4/15/29 (b)	375,000	383,413
7.75% 5/15/26 (b)	1,385,000	1,418,222
8% 2/15/27 (b)	3,565,000	3,685,943
8% 6/15/28 (b)	4,200,000	4,445,062
Gn Bondco LLC 9.5% 10/15/31 (b)(c)	1,840,000	1,732,099
Hightower Holding LLC:
6.75% 4/15/29 (b)	835,000	779,271
9.125% 1/31/30 (b)	3,160,000	3,209,012
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	3,245,000	2,823,824
5.25% 5/15/27	7,915,000	7,578,613
6.25% 5/15/26	3,820,000	3,807,715
9% 6/15/30 (b)	485,000	491,300
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)	520,000	482,958
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.75% 6/15/29 (b)	2,550,000	2,423,586
5.25% 10/1/25 (b)	175,000	174,158
7% 7/15/31 (b)	1,565,000	1,601,762
Nationstar Mortgage Holdings, Inc. 6.5% 8/1/29 (b)	180,000	179,734
Navient Corp.:
4.875% 3/15/28	375,000	350,012
5% 3/15/27	375,000	362,565
5.625% 8/1/33	550,000	458,069
OneMain Finance Corp.:
3.5% 1/15/27	3,360,000	3,175,268
3.875% 9/15/28	5,843,000	5,337,690
7.125% 3/15/26	1,980,000	2,013,886
9% 1/15/29	5,000	5,301
Optics Bidco SpA 7.2% 7/18/36 (b)	1,217,000	1,243,202
PRA Group, Inc. 8.875% 1/31/30 (b)(c)	720,000	732,689
SLM Corp. 4.2% 10/29/25	765,000	751,021
StoneX Group, Inc. 7.875% 3/1/31 (b)	1,080,000	1,124,271
Williams Scotsman, Inc. 6.625% 6/15/29 (b)	2,545,000	2,591,547
		72,944,684
Diversified Media - 0.4%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	3,885,000	3,561,750
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)(c)	2,295,000	2,403,996
		5,965,746
Energy - 12.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27 (b)	730,000	728,222
Baytex Energy Corp. 7.375% 3/15/32 (b)	1,585,000	1,618,622
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7% 7/15/29 (b)	540,000	554,739
7.25% 7/15/32 (b)	155,000	161,333
California Resources Corp.:
7.125% 2/1/26 (b)	1,020,000	1,022,247
8.25% 6/15/29 (b)	2,710,000	2,775,135
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)	1,180,000	1,082,194
Canacol Energy Ltd. 5.75% 11/24/28 (b)	2,865,000	1,447,713
Cheniere Energy Partners LP 5.75% 8/15/34 (b)	1,840,000	1,875,799
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	3,110,000	3,110,124
8.375% 1/15/29 (b)	1,000,000	1,041,972
CNX Midstream Partners LP 4.75% 4/15/30 (b)	3,015,000	2,762,800
CNX Resources Corp.:
7.25% 3/1/32 (b)(c)	2,185,000	2,257,230
7.375% 1/15/31 (b)(c)	855,000	882,709
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	3,580,000	3,330,016
6.75% 3/1/29 (b)(c)	2,490,000	2,412,510
CPI CG, Inc. 10% 7/15/29 (b)	835,000	870,487
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)	3,192,000	3,376,044
Crescent Energy Finance LLC 7.625% 4/1/32 (b)	808,000	828,655
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (b)	3,265,000	3,278,550
5.625% 10/15/25 (b)	395,000	394,495
CVR Energy, Inc.:
5.75% 2/15/28 (b)	4,910,000	4,628,881
8.5% 1/15/29 (b)	3,230,000	3,285,004
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28 (b)	4,740,000	4,722,784
8.625% 3/15/29 (b)	1,945,000	2,020,639
DT Midstream, Inc.:
4.125% 6/15/29 (b)	575,000	537,515
4.375% 6/15/31 (b)	195,000	179,784
Energean Israel Finance Ltd. 5.375% 3/30/28 (Reg. S) (b)	730,000	653,879
Energean PLC 6.5% 4/30/27 (b)	1,795,000	1,765,921
Energy Transfer LP:
6% 2/1/29 (b)	995,000	1,009,879
7.375% 2/1/31 (b)	1,355,000	1,431,048
EnLink Midstream LLC:
5.625% 1/15/28 (b)	1,265,000	1,269,350
6.5% 9/1/30 (b)	4,430,000	4,616,360
EQM Midstream Partners LP:
4.75% 1/15/31 (b)(c)	600,000	566,515
6.5% 7/1/27 (b)	610,000	621,623
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29	3,538,000	3,524,144
7% 8/1/27 (c)	2,975,000	2,997,887
8.25% 1/15/32 (b)	450,000	462,264
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)	1,655,000	1,569,768
Harbour Energy PLC 5.5% 10/15/26 (b)	540,000	533,116
Harvest Midstream I LP:
7.5% 9/1/28 (b)	3,565,000	3,648,243
7.5% 5/15/32 (b)	925,000	951,705
Hess Midstream Operations LP:
4.25% 2/15/30 (b)	1,030,000	955,960
5.125% 6/15/28 (b)	1,650,000	1,606,201
5.5% 10/15/30 (b)	580,000	563,456
5.625% 2/15/26 (b)	3,510,000	3,490,645
6.5% 6/1/29 (b)	685,000	698,374
HF Sinclair Corp. 5% 2/1/28 (b)	3,270,000	3,220,521
Howard Midstream Energy Partners LLC:
7.375% 7/15/32 (b)	1,100,000	1,132,915
8.875% 7/15/28 (b)	2,800,000	2,980,485
Jonah Energy Parent LLC 12% 11/5/25 (g)(h)	4,515,379	4,938,921
Kinetik Holdings LP:
5.875% 6/15/30 (b)(c)	2,270,000	2,247,047
6.625% 12/15/28 (b)	2,335,000	2,381,035
Kosmos Energy Ltd.:
7.5% 3/1/28 (b)(c)	945,000	907,495
7.75% 5/1/27 (b)	380,000	372,282
Matador Resources Co. 6.5% 4/15/32 (b)	1,900,000	1,909,718
Nabors Industries, Inc.:
8.875% 8/15/31 (b)	955,000	974,291
9.125% 1/31/30 (b)	380,000	405,958
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)(c)	7,851,000	7,300,212
6.75% 9/15/25 (b)	2,838,000	2,790,059
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	2,370,000	2,418,290
8.75% 6/15/31 (b)	760,000	801,009
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	5,325,000	5,515,070
Permian Resources Operating LLC:
5.875% 7/1/29 (b)	2,150,000	2,133,875
6.25% 2/1/33 (b)	730,000	735,492
7% 1/15/32 (b)	530,000	548,754
7.75% 2/15/26 (b)	1,150,000	1,164,297
Petroleos Mexicanos 6.5% 3/13/27	1,634,000	1,570,274
Prairie Acquiror LP 9% 8/1/29 (b)	495,000	510,387
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)(c)	2,185,000	2,041,433
4.95% 7/15/29 (b)	3,370,000	3,222,938
6.875% 4/15/40 (b)	330,000	324,580
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	740,000	779,979
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	1,000,000	1,046,337
SM Energy Co.:
5.625% 6/1/25	1,915,000	1,913,965
6.75% 8/1/29 (b)	360,000	362,386
7% 8/1/32 (b)	360,000	363,903
Southwestern Energy Co. 4.75% 2/1/32	3,505,000	3,275,390
Sunnova Energy Corp.:
5.875% 9/1/26 (b)	3,505,000	2,898,638
11.75% 10/1/28 (b)	500,000	391,271
Sunoco Logistics Partners, LP:
7% 5/1/29 (b)	710,000	730,776
7.25% 5/1/32 (b)(c)	1,085,000	1,127,914
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (c)	2,585,000	2,442,816
5.875% 3/15/28	2,780,000	2,769,344
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	3,455,000	3,333,559
6% 3/1/27 (b)	401,000	398,113
6% 12/31/30 (b)	5,570,000	5,277,980
6% 9/1/31 (b)	4,265,000	4,020,266
Talos Production, Inc.:
9% 2/1/29 (b)(c)	680,000	716,493
9.375% 2/1/31 (b)	950,000	1,006,857
Teine Energy Ltd. 6.875% 4/15/29 (b)	395,000	391,691
Transocean Aquila Ltd. 8% 9/30/28 (b)	510,000	519,657
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)	924,750	922,070
Transocean, Inc.:
8% 2/1/27 (b)	4,096,000	4,102,783
8.25% 5/15/29 (b)	1,315,000	1,342,860
8.5% 5/15/31 (b)	1,695,000	1,735,183
8.75% 2/15/30 (b)	1,615,500	1,696,978
Tullow Oil PLC:
7% 3/1/25 (b)	1,365,000	1,317,225
10.25% 5/15/26 (b)	995,000	958,623
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)(c)	1,570,000	1,597,756
Valaris Ltd. 8.375% 4/30/30 (b)	3,400,000	3,560,013
Venture Global LNG, Inc. 7% 1/15/30 (b)	180,000	181,880
Viper Energy, Inc. 7.375% 11/1/31 (b)(c)	570,000	598,181
Viridien 8.75% 4/1/27 (b)	3,940,000	3,784,957
		192,235,723
Environmental - 0.8%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	950,000	960,757
Covanta Holding Corp. 4.875% 12/1/29 (b)	2,860,000	2,615,289
Darling Ingredients, Inc. 6% 6/15/30 (b)(c)	1,345,000	1,334,583
GFL Environmental, Inc.:
3.75% 8/1/25 (b)	1,460,000	1,443,510
5.125% 12/15/26 (b)	1,460,000	1,446,643
6.75% 1/15/31 (b)	305,000	313,636
Madison IAQ LLC:
4.125% 6/30/28 (b)	475,000	443,603
5.875% 6/30/29 (b)	2,180,000	2,040,909
Wrangler Holdco Corp. 6.625% 4/1/32 (b)	2,840,000	2,850,679
		13,449,609
Food & Drug Retail - 1.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)	3,410,000	3,106,676
4.875% 2/15/30 (b)	3,585,000	3,425,146
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	5,715,000	4,360,392
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	1,315,000	1,167,666
Parkland Corp.:
4.5% 10/1/29 (b)	980,000	915,074
4.625% 5/1/30 (b)	4,735,000	4,402,237
		17,377,191
Food/Beverage/Tobacco - 1.9%
BellRing Brands, Inc. 7% 3/15/30 (b)	585,000	602,855
C&S Group Enterprises LLC 5% 12/15/28 (b)	3,320,000	2,463,934
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)(c)	1,455,000	1,517,825
KeHE Distributor / Nextwave 9% 2/15/29 (b)	3,150,000	3,232,751
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)	4,645,000	4,240,380
4.375% 1/31/32 (b)(c)	735,000	662,487
Performance Food Group, Inc. 5.5% 10/15/27 (b)	335,000	330,528
Post Holdings, Inc.:
4.625% 4/15/30 (b)(c)	2,035,000	1,895,841
5.5% 12/15/29 (b)	2,055,000	1,993,746
6.25% 2/15/32 (b)	1,905,000	1,929,168
Sigma Holdco BV 7.875% 5/15/26 (b)	3,189,000	3,157,121
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	3,598,000	3,486,192
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	1,725,000	1,616,995
4.75% 2/15/29 (b)	1,695,000	1,623,035
6.875% 9/15/28 (b)	1,000,000	1,027,989
United Natural Foods, Inc. 6.75% 10/15/28 (b)	480,000	438,494
		30,219,341
Gaming - 1.2%
Caesars Entertainment, Inc.:
6.5% 2/15/32 (b)	3,155,000	3,196,635
8.125% 7/1/27 (b)	3,309,000	3,380,009
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)	5,302,000	4,704,337
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	795,000	790,835
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	1,690,000	1,579,875
MGM Resorts International 6.5% 4/15/32 (c)	1,585,000	1,590,360
Station Casinos LLC:
4.5% 2/15/28 (b)(c)	390,000	370,137
6.625% 3/15/32 (b)(c)	1,580,000	1,594,752
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)	1,285,000	1,191,649
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)	735,000	766,209
		19,164,798
Healthcare - 7.6%
1375209 BC Ltd. 9% 1/30/28 (b)	2,883,000	2,733,254
180 Medical, Inc. 3.875% 10/15/29 (b)	1,435,000	1,300,884
AdaptHealth LLC 5.125% 3/1/30 (b)	3,948,000	3,528,810
Akumin, Inc. 8% 8/1/28 (b)	950,000	767,125
AMN Healthcare 4% 4/15/29 (b)(c)	925,000	847,092
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	1,830,000	1,686,231
4.625% 7/15/28 (b)	280,000	269,586
Bausch Health Companies, Inc.:
4.875% 6/1/28 (b)	2,360,000	1,817,436
5.25% 1/30/30 (b)	1,541,000	778,205
5.5% 11/1/25 (b)	4,458,000	4,175,363
11% 9/30/28 (b)	1,465,000	1,370,508
Catalent Pharma Solutions 3.5% 4/1/30 (b)	1,295,000	1,247,929
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)(c)	1,300,000	1,202,603
4% 3/15/31 (b)	1,310,000	1,190,299
CHS/Community Health Systems, Inc.:
4.75% 2/15/31 (b)	5,555,000	4,568,938
5.25% 5/15/30 (b)	13,300,000	11,598,573
5.625% 3/15/27 (b)	695,000	665,500
6% 1/15/29 (b)	2,470,000	2,293,280
6.125% 4/1/30 (b)	3,954,000	3,000,302
6.875% 4/15/29 (b)	5,589,000	4,583,117
10.875% 1/15/32 (b)	755,000	811,614
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	3,610,000	3,372,945
DaVita, Inc.:
3.75% 2/15/31 (b)	1,180,000	1,020,730
4.625% 6/1/30 (b)	5,865,000	5,370,875
Embecta Corp. 5% 2/15/30 (b)	569,000	487,392
Grifols SA % (b)	1,255,000	1,145,061
IQVIA, Inc.:
5% 10/15/26 (b)	295,000	290,664
6.5% 5/15/30 (b)(c)	1,525,000	1,569,105
Jazz Securities DAC 4.375% 1/15/29 (b)	2,600,000	2,441,812
LifePoint Health, Inc.:
5.375% 1/15/29 (b)	1,375,000	1,245,681
9.875% 8/15/30 (b)	1,080,000	1,177,002
10% 6/1/32 (b)	910,000	965,766
Medline Borrower LP 3.875% 4/1/29 (b)	730,000	681,247
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)	7,460,000	7,611,737
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)	626,000	423,667
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	1,385,000	1,252,511
3.875% 5/15/32 (b)	785,000	692,255
Omega Healthcare Investors, Inc. 3.25% 4/15/33 (c)	3,934,000	3,275,374
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	3,730,000	3,504,408
5.125% 4/30/31 (b)(c)	2,370,000	2,181,103
6.75% 5/15/34 (b)	380,000	383,404
7.875% 5/15/34 (b)(c)	760,000	789,261
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)(c)	2,468,000	2,241,774
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(d)	3,986,548	3,752,298
Sotera Health Holdings LLC 7.375% 6/1/31 (b)	1,515,000	1,545,376
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)	2,965,000	3,062,095
Teleflex, Inc. 4.25% 6/1/28 (b)	1,275,000	1,211,143
Tenet Healthcare Corp.:
4.25% 6/1/29	3,575,000	3,372,755
4.375% 1/15/30	3,385,000	3,175,382
6.125% 10/1/28	3,245,000	3,253,121
6.125% 6/15/30	4,165,000	4,179,149
6.25% 2/1/27	1,255,000	1,257,623
6.75% 5/15/31 (c)	480,000	493,222
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26	1,775,000	1,680,926
7.875% 9/15/29	250,000	269,928
U.S. Acute Care Solutions 9.75% 5/15/29 (b)	1,000,000	991,478
		120,804,919
Homebuilders/Real Estate - 4.1%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)(c)	1,194,400	1,012,995
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)(c)	2,060,000	1,902,013
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)	2,419,000	2,341,823
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)	1,255,000	1,273,511
Greystar Real Estate Partners 7.75% 9/1/30 (b)	750,000	795,287
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26 (b)	1,550,000	1,479,887
8% 6/15/27 (b)(c)	695,000	727,037
Howard Hughes Corp.:
4.125% 2/1/29 (b)	1,830,000	1,679,127
4.375% 2/1/31 (b)	995,000	889,317
Jones DesLauriers Insurance Management, Inc. 10.5% 12/15/30 (b)(i)	365,000	391,505
Kennedy-Wilson, Inc. 4.75% 2/1/30	2,080,000	1,777,716
Landsea Homes Corp. 8.875% 4/1/29 (b)	985,000	992,786
LGI Homes, Inc.:
4% 7/15/29 (b)(c)	965,000	863,936
8.75% 12/15/28 (b)	640,000	679,969
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	8,090,000	5,315,410
4.625% 8/1/29	2,525,000	1,832,479
5% 10/15/27 (c)	6,365,000	5,218,659
5.25% 8/1/26 (c)	2,880,000	2,586,894
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)	2,605,000	2,673,017
Railworks Holdings LP 8.25% 11/15/28 (b)	3,585,000	3,637,128
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	1,675,000	1,151,359
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	824,000	551,730
Rithm Capital Corp.:
6.25% 10/15/25 (b)	368,000	367,734
8% 4/1/29 (b)	760,000	753,378
Safehold Operating Partnership LP:
2.8% 6/15/31	3,516,000	3,007,841
2.85% 1/15/32	2,255,000	1,900,082
Starwood Property Trust, Inc.:
3.75% 12/31/24 (b)	1,150,000	1,134,309
4.75% 3/15/25	365,000	361,896
7.25% 4/1/29 (b)(c)	940,000	966,739
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)	535,000	521,637
TopBuild Corp. 4.125% 2/15/32 (b)	1,320,000	1,189,067
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (b)	6,720,000	5,803,591
6.5% 2/15/29 (b)	6,155,000	4,652,141
10.5% 2/15/28 (b)	89,000	90,019
10.5% 2/15/28 (b)	2,930,000	2,963,544
VICI Properties LP:
5.75% 4/1/34	197,000	199,952
6.125% 4/1/54	1,555,000	1,536,373
		65,221,888
Hotels - 0.8%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	4,305,000	3,770,509
4% 5/1/31 (b)	2,055,000	1,861,349
5.875% 4/1/29 (b)	1,325,000	1,335,296
6.125% 4/1/32 (b)(c)	1,325,000	1,338,440
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)	3,305,000	3,337,399
Lindblad Expeditions LLC 6.75% 2/15/27 (b)	395,000	394,265
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)	1,085,000	1,104,494
		13,141,752
Insurance - 1.0%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29 (b)	585,000	538,361
7.5% 11/6/30 (b)	780,000	791,636
8.25% 2/1/29 (b)	830,000	844,133
8.5% 6/15/29 (b)	780,000	801,668
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
6.75% 10/15/27 (b)	740,000	734,448
6.75% 4/15/28 (b)	735,000	738,640
AmWINS Group, Inc.:
4.875% 6/30/29 (b)	1,910,000	1,800,955
6.375% 2/15/29 (b)	1,590,000	1,613,034
AssuredPartners, Inc.:
5.625% 1/15/29 (b)	2,915,000	2,776,711
7.5% 2/15/32 (b)	1,900,000	1,934,409
HUB International Ltd. 7.25% 6/15/30 (b)	1,965,000	2,026,660
USI, Inc. 7.5% 1/15/32 (b)	945,000	977,062
		15,577,717
Leisure - 2.5%
Amer Sports Co. 6.75% 2/16/31 (b)(c)	3,115,000	3,098,489
Carnival Corp.:
5.75% 3/1/27 (b)	900,000	895,513
6% 5/1/29 (b)	3,000,000	2,992,710
6.65% 1/15/28	670,000	672,815
7.625% 3/1/26 (b)	4,230,000	4,270,921
10.5% 6/1/30 (b)	3,840,000	4,173,619
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)	645,000	602,184
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	3,065,000	2,911,025
Merlin Entertainments Group 7.375% 2/15/31 (b)(c)	750,000	776,876
NCL Corp. Ltd.:
3.625% 12/15/24 (b)	3,090,000	3,059,915
5.875% 3/15/26 (b)	1,435,000	1,428,586
Royal Caribbean Cruises Ltd.:
5.5% 8/31/26 (b)	4,420,000	4,400,079
6% 2/1/33 (b)(i)	3,160,000	3,180,709
6.25% 3/15/32 (b)	3,225,000	3,288,842
Viking Cruises Ltd. 9.125% 7/15/31 (b)	535,000	583,389
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	1,545,000	1,524,520
Voc Escrow Ltd. 5% 2/15/28 (b)	1,420,000	1,385,595
		39,245,787
Metals/Mining - 2.2%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)	6,344,000	6,548,426
Arsenal AIC Parent LLC 8% 10/1/30 (b)	995,000	1,058,628
Cleveland-Cliffs, Inc. 7% 3/15/32 (b)(c)	380,000	381,373
Constellium NV:
5.875% 2/15/26 (b)	823,000	822,055
6.375% 8/15/32 (b)(i)	310,000	309,583
Eldorado Gold Corp. 6.25% 9/1/29 (b)	1,340,000	1,298,996
ERO Copper Corp. 6.5% 2/15/30 (b)	5,490,000	5,345,888
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)	2,985,000	2,936,494
8.625% 6/1/31 (b)	1,625,000	1,616,875
9.375% 3/1/29 (b)	3,705,000	3,896,723
FMG Resources August 2006 Pty Ltd. 4.375% 4/1/31 (b)	730,000	659,816
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	1,485,000	1,452,212
Mineral Resources Ltd.:
8% 11/1/27 (b)	1,980,000	2,032,165
8.5% 5/1/30 (b)	2,110,000	2,203,044
9.25% 10/1/28 (b)	1,360,000	1,446,311
Novelis Corp. 3.875% 8/15/31 (b)	740,000	650,078
Vibrantz Technologies, Inc. 9% 2/15/30 (b)	3,135,000	2,806,217
		35,464,884
Paper - 0.9%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)	2,875,000	2,702,402
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (b)	3,000,000	2,548,066
6% 6/15/27 (b)	2,930,000	2,912,517
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)(c)	1,405,000	1,399,790
6.875% 1/15/30 (b)	1,805,000	1,798,204
8.75% 4/15/30 (b)	2,422,000	2,376,951
Mercer International, Inc. 5.125% 2/1/29 (c)	950,000	805,171
		14,543,101
Publishing/Printing - 0.0%
Cimpress PLC 7% 6/15/26	660,000	660,119
Railroad - 0.2%
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)	3,825,000	3,870,613
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	1,265,000	1,189,376
4% 10/15/30 (b)	3,170,000	2,827,559
6.125% 6/15/29 (b)	2,350,000	2,373,998
Garden SpinCo Corp. 8.625% 7/20/30 (b)(c)	740,000	799,310
Yum! Brands, Inc.:
3.625% 3/15/31	380,000	338,910
4.625% 1/31/32 (c)	3,255,000	3,035,540
5.375% 4/1/32	585,000	566,794
		11,131,487
Services - 5.3%
ADT Corp. 4.125% 8/1/29 (b)(c)	1,715,000	1,599,924
Allied Universal Holdco LLC 7.875% 2/15/31 (b)	2,410,000	2,451,953
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (b)	2,635,000	2,295,860
9.75% 7/15/27 (b)	4,932,000	4,927,836
APX Group, Inc.:
5.75% 7/15/29 (b)	1,525,000	1,483,640
6.75% 2/15/27 (b)	2,835,000	2,831,714
Aramark Services, Inc. 5% 2/1/28 (b)	760,000	742,307
Artera Services LLC 8.5% 2/15/31 (b)	9,926,000	10,176,790
ASGN, Inc. 4.625% 5/15/28 (b)	1,395,000	1,336,671
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75% 7/15/27 (b)	185,000	178,858
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	6,275,000	6,890,734
CoreCivic, Inc.:
4.75% 10/15/27	3,160,000	2,992,525
8.25% 4/15/29	3,855,000	4,057,245
CoreLogic, Inc. 4.5% 5/1/28 (b)	1,395,000	1,286,817
Garda World Security Corp. 8.25% 8/1/32 (b)	1,275,000	1,276,816
Gartner, Inc. 4.5% 7/1/28 (b)	630,000	611,656
Hertz Corp. 12.625% 7/15/29 (b)(c)	170,000	180,789
Iron Mountain, Inc. 4.5% 2/15/31 (b)	730,000	670,963
Life Time, Inc.:
5.75% 1/15/26 (b)	2,651,000	2,640,906
8% 4/15/26 (b)(c)	3,666,000	3,715,425
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	1,233,000	1,205,258
Service Corp. International:
4% 5/15/31	1,285,000	1,157,733
5.125% 6/1/29 (c)	810,000	793,814
Sotheby's 7.375% 10/15/27 (b)	1,700,000	1,415,427
Staples, Inc.:
10.75% 9/1/29 (b)	2,894,000	2,803,313
12.75% 1/15/30 (b)	2,376,712	1,845,652
StoneMor, Inc. 8.5% 5/15/29 (b)	465,000	388,951
The GEO Group, Inc.:
8.625% 4/15/29	2,475,000	2,576,999
10.25% 4/15/31	2,485,000	2,663,801
TriNet Group, Inc.:
3.5% 3/1/29 (b)	4,635,000	4,199,929
7.125% 8/15/31 (b)	875,000	900,792
Uber Technologies, Inc. 8% 11/1/26 (b)	4,365,000	4,383,425
United Rentals North America, Inc. 6.125% 3/15/34 (b)	3,160,000	3,174,896
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	3,885,000	3,823,270
		83,682,689
Steel - 0.4%
ATI, Inc. 7.25% 8/15/30 (c)	820,000	857,324
Commercial Metals Co.:
3.875% 2/15/31	880,000	790,552
4.125% 1/15/30	2,025,000	1,874,992
Vallourec SA 7.5% 4/15/32 (b)	2,556,000	2,676,958
		6,199,826
Super Retail - 1.6%
Bath & Body Works, Inc. 6.694% 1/15/27	1,123,000	1,141,550
Carvana Co.:
4.875% 9/1/29 (b)	1,322,000	1,030,711
5.5% 4/15/27 (b)	1,312,000	1,167,717
5.625% 10/1/25 (b)	1,794,000	1,762,496
5.875% 10/1/28 (b)	764,000	644,330
12% 12/1/28 pay-in-kind (b)(d)	1,709,613	1,846,852
13% 6/1/30 pay-in-kind (b)(d)	1,103,709	1,217,332
14% 6/1/31 pay-in-kind (b)(d)	2,914,777	3,394,102
EG Global Finance PLC 12% 11/30/28 (b)	5,300,000	5,675,044
Group 1 Automotive, Inc. 6.375% 1/15/30 (b)	345,000	347,965
LBM Acquisition LLC 6.25% 1/15/29 (b)	2,255,000	1,992,362
Levi Strauss & Co. 3.5% 3/1/31 (b)	310,000	270,204
Michaels Companies, Inc.:
5.25% 5/1/28 (b)	1,255,000	928,364
7.875% 5/1/29 (b)	365,000	209,797
Nordstrom, Inc.:
4.25% 8/1/31	685,000	609,632
4.375% 4/1/30 (c)	435,000	395,500
Sally Holdings LLC 6.75% 3/1/32 (c)	1,590,000	1,584,374
Wolverine World Wide, Inc. 4% 8/15/29 (b)	2,074,000	1,768,210
		25,986,542
Technology - 7.1%
Acuris Finance U.S.:
5% 5/1/28 (b)	5,535,000	4,933,041
9% 8/1/29 (g)(h)(i)	1,270,000	1,276,350
Ahead DB Holdings LLC 6.625% 5/1/28 (b)	1,310,000	1,246,006
Amentum Escrow Corp. 7.25% 8/1/32 (b)(i)	1,870,000	1,909,846
Block, Inc.:
2.75% 6/1/26 (c)	730,000	694,349
3.5% 6/1/31	4,995,000	4,332,669
6.5% 5/15/32 (b)	4,765,000	4,842,202
Cloud Software Group, Inc.:
6.5% 3/31/29 (b)	959,000	934,783
8.25% 6/30/32 (b)	3,525,000	3,657,198
9% 9/30/29 (b)	7,098,000	7,058,295
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	1,722,000	1,766,408
Cogent Communications Group, Inc. 7% 6/15/27 (b)	2,750,000	2,776,868
Coherent Corp. 5% 12/15/29 (b)(c)	3,765,000	3,591,427
CommScope, Inc.:
4.75% 9/1/29 (b)	2,985,000	2,164,125
6% 3/1/26 (b)	445,000	417,712
Elastic NV 4.125% 7/15/29 (b)	878,000	808,917
Entegris, Inc.:
3.625% 5/1/29 (b)	1,200,000	1,088,459
4.75% 4/15/29 (b)	500,000	482,400
5.95% 6/15/30 (b)(c)	4,125,000	4,115,383
Gen Digital, Inc. 5% 4/15/25 (b)	1,480,000	1,470,924
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)(c)	4,760,000	4,327,915
5.25% 12/1/27 (b)	855,000	841,734
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	980,000	757,796
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 8.75% 5/1/29 (b)	2,040,000	2,106,192
HTA Group Ltd. 7.5% 6/4/29 (b)	7,050,000	7,076,438
Iliad Holding SAS:
7% 10/15/28 (b)	170,000	170,280
8.5% 4/15/31 (b)	2,690,000	2,795,628
Insight Enterprises, Inc. 6.625% 5/15/32 (b)	1,280,000	1,316,819
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)	5,045,000	4,663,153
Match Group Holdings II LLC:
3.625% 10/1/31 (b)(c)	440,000	379,467
4.125% 8/1/30 (b)	930,000	835,578
McAfee Corp. 7.375% 2/15/30 (b)	1,380,000	1,287,274
MicroStrategy, Inc. 6.125% 6/15/28 (b)	3,020,000	2,986,758
NCR Atleos Corp. 9.5% 4/1/29 (b)	1,465,000	1,600,398
ON Semiconductor Corp. 3.875% 9/1/28 (b)	305,000	284,901
Open Text Corp.:
3.875% 2/15/28 (b)	1,590,000	1,484,283
3.875% 12/1/29 (b)	905,000	821,498
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)(c)	3,045,000	2,777,329
4.125% 12/1/31 (b)(c)	3,020,000	2,688,607
Rackspace Finance LLC 3.5% 5/15/28 (b)	2,033,225	880,576
Roblox Corp. 3.875% 5/1/30 (b)	3,335,000	2,988,423
Seagate HDD Cayman:
5.75% 12/1/34	1,955,000	1,911,653
8.25% 12/15/29	715,000	770,280
8.5% 7/15/31	875,000	948,351
Sensata Technologies BV 4% 4/15/29 (b)	2,060,000	1,908,954
Sensata Technologies, Inc.:
3.75% 2/15/31 (b)	735,000	649,179
6.625% 7/15/32 (b)	1,735,000	1,757,661
TTM Technologies, Inc. 4% 3/1/29 (b)	4,285,000	3,978,690
UKG, Inc. 6.875% 2/1/31 (b)	1,955,000	2,009,416
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	1,197,000	1,041,390
Virtusa Corp. 7.125% 12/15/28 (b)	795,000	753,457
Western Digital Corp.:
2.85% 2/1/29	3,130,000	2,762,466
3.1% 2/1/32	1,300,000	1,069,876
		112,199,782
Telecommunications - 5.3%
Altice Financing SA 5.75% 8/15/29 (b)	9,837,000	7,465,953
Altice France Holding SA:
6% 2/15/28 (b)	5,700,000	1,754,253
10.5% 5/15/27 (b)	190,000	71,202
Altice France SA:
5.125% 1/15/29 (b)	5,280,000	3,665,342
5.125% 7/15/29 (b)	7,415,000	5,200,103
5.5% 1/15/28 (b)	1,790,000	1,310,463
5.5% 10/15/29 (b)	30,000	21,098
AXIAN Telecom 7.375% 2/16/27 (b)	270,000	267,808
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	6,817,000	6,656,115
Cablevision Lightpath LLC:
3.875% 9/15/27 (b)	1,330,000	1,219,814
5.625% 9/15/28 (b)	2,530,000	2,147,751
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)	1,095,000	1,076,168
Consolidated Communications, Inc. 5% 10/1/28 (b)	2,005,000	1,735,435
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	1,495,000	1,439,777
5.875% 10/15/27 (b)	1,760,000	1,742,680
5.875% 11/1/29	2,365,000	2,128,496
8.75% 5/15/30 (b)	2,415,000	2,530,031
IHS Holding Ltd.:
5.625% 11/29/26 (b)	1,086,000	1,035,773
6.25% 11/29/28 (b)	360,000	321,638
IHS Netherlands Holdco BV 8% 9/18/27 (b)	1,664,000	1,612,000
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	2,815,000	2,677,975
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (b)	1,985,000	1,651,829
6.75% 10/15/27 (b)	2,820,000	2,627,957
Level 3 Financing, Inc.:
3.875% 10/15/30 (b)	4,705,000	3,031,310
4.5% 4/1/30 (b)	1,950,000	1,306,659
10.5% 5/15/30 (b)	3,258,000	3,329,676
11% 11/15/29 (b)	1,581,023	1,673,734
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	2,655,000	1,606,275
Millicom International Cellular SA:
4.5% 4/27/31 (b)	610,000	532,805
5.125% 1/15/28 (b)	1,453,500	1,399,909
7.375% 4/2/32 (b)	940,000	939,342
Sable International Finance Ltd. 5.75% 9/7/27 (b)	130,000	127,115
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)	1,715,000	1,615,530
Telecom Italia Capital SA:
6% 9/30/34	166,000	156,248
7.2% 7/18/36	408,000	405,598
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	4,842,000	3,469,032
ViaSat, Inc. 5.625% 9/15/25 (b)	2,764,000	2,734,188
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	4,685,000	4,062,311
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)	4,045,000	3,424,862
Windstream Escrow LLC 7.75% 8/15/28 (b)	2,215,000	2,136,620
Zayo Group Holdings, Inc. 4% 3/1/27 (b)(c)	2,840,000	2,415,042
		84,725,917
Textiles/Apparel - 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)	970,000	851,923
Kontoor Brands, Inc. 4.125% 11/15/29 (b)(c)	1,230,000	1,130,588
		1,982,511
Transportation Ex Air/Rail - 0.9%
Avolon Holdings Funding Ltd. 5.75% 11/15/29 (b)	920,000	936,846
Golar LNG Ltd. 7% 10/20/25 (b)	3,344,000	3,328,985
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)	1,565,000	1,561,479
Seaspan Corp. 5.5% 8/1/29 (b)	3,173,000	2,858,874
XPO, Inc.:
6.25% 6/1/28 (b)(c)	460,000	465,010
7.125% 6/1/31 (b)(c)	760,000	783,914
7.125% 2/1/32 (b)	2,815,000	2,911,328
Yinson Boronia Production BV 8.947% 7/31/42 (b)	905,000	919,661
		13,766,097
Utilities - 2.5%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	3,795,000	3,361,149
3.75% 1/15/32 (b)	385,000	335,731
4.75% 3/15/28 (b)	825,000	791,954
DPL, Inc.:
4.125% 7/1/25	2,005,000	1,959,050
4.35% 4/15/29	245,000	230,064
NextEra Energy Partners LP:
4.5% 9/15/27 (b)	905,000	866,581
7.25% 1/15/29 (b)(c)	490,000	508,978
NRG Energy, Inc.:
3.375% 2/15/29 (b)	2,565,000	2,308,515
3.625% 2/15/31 (b)	930,000	813,755
5.25% 6/15/29 (b)	2,640,000	2,567,033
PG&E Corp. 5.25% 7/1/30	11,165,000	10,788,673
Pike Corp.:
5.5% 9/1/28 (b)	757,000	734,011
8.625% 1/31/31 (b)	3,042,000	3,271,157
Vistra Operations Co. LLC:
5% 7/31/27 (b)	2,395,000	2,345,042
5.5% 9/1/26 (b)	1,420,000	1,407,154
5.625% 2/15/27 (b)	2,700,000	2,679,258
6.875% 4/15/32 (b)	1,895,000	1,950,375
7.75% 10/15/31 (b)	2,065,000	2,182,199
		39,100,679
TOTAL NONCONVERTIBLE BONDS		1,343,510,537
TOTAL CORPORATE BONDS (Cost $1,396,513,075)		1,368,189,130

U.S. Treasury Obligations - 2.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
3.75% 5/31/30	4,935,000	4,880,638
4% 2/15/34	29,449,000	29,324,749
4.375% 5/15/34	7,920,000	8,122,950
TOTAL U.S. TREASURY OBLIGATIONS (Cost $41,495,156)		42,328,337

Commercial Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
BX Commercial Mortgage Trust floater Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 8.2435% 6/15/38 (b)(d)(e)	1,132,745	1,110,664
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(d)	1,066,000	998,461
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,035,729)		2,109,125

Common Stocks - 2.6%
	Shares	Value ($)
Automotive & Auto Parts - 0.1%
Aptiv PLC (j)	16,200	1,124,118
Capital Goods - 0.0%
Regal Rexnord Corp.	5,000	803,400
Containers - 0.1%
Crown Holdings, Inc.	10,600	940,220
Energy - 1.3%
California Resources Corp. warrants 10/27/24 (j)	4,491	70,554
Cheniere Energy, Inc.	9,400	1,716,816
Energy Transfer LP	48,300	785,841
Mesquite Energy, Inc. (h)(j)	204,784	17,142,469
New Fortress Energy, Inc. Class A (c)	35,000	690,900
TOTAL ENERGY		20,406,580
Food & Drug Retail - 0.1%
Southeastern Grocers, Inc. rights (h)(j)	1,184,833	1,264,750
Healthcare - 0.2%
Cano Health, Inc. (h)	153,538	1,886,982
Cano Health, Inc. warrants (h)(j)	8,311	35,904
Centene Corp. (j)	20,500	1,576,860
TOTAL HEALTHCARE		3,499,746
Leisure - 0.1%
Topgolf Callaway Brands Corp. (j)	90,300	1,489,950
Steel - 0.0%
Vallourec SA (j)	49,600	804,120
Technology - 0.2%
Coherent Corp. (j)	20,500	1,428,440
ON Semiconductor Corp. (j)	19,700	1,541,525
TOTAL TECHNOLOGY		2,969,965
Telecommunications - 0.5%
GTT Communications, Inc. (h)(j)	89,354	3,159,557
Helios Towers PLC (j)	2,752,362	4,479,487
TOTAL TELECOMMUNICATIONS		7,639,044
TOTAL COMMON STOCKS (Cost $29,898,013)		40,941,893

Bank Loan Obligations - 3.9%
	Principal Amount (a)	Value ($)
Automotive & Auto Parts - 0.1%
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1973% 1/26/29 (d)(e)(k)	1,082,196	1,049,730
Broadcasting - 0.2%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.443% 8/24/26 (d)(e)(k)	1,034,114	958,282
term loan 10% 8/2/27 (k)	1,344,810	1,783,554
TOTAL BROADCASTING		2,741,836
Building Materials - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 5/17/28 (d)(e)(k)	2,040,628	1,621,034
Chemicals - 0.3%
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6932% 10/4/29 (d)(e)(k)	1,956,296	1,952,227
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9767% 3/15/29 (d)(e)(k)	3,552,321	3,521,238
TOTAL CHEMICALS		5,473,465
Consumer Products - 0.1%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 9/24/28 (d)(e)(k)	890,000	889,555
TKC Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 11.109% 5/14/28 (d)(e)(k)	189,120	188,648
13.5% 2/14/27 (d)(k)	956,825	784,597
TOTAL CONSUMER PRODUCTS		1,862,800
Diversified Financial Services - 0.1%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7/18/31 (e)(k)(l)	1,275,000	1,259,063
Energy - 0.5%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0716% 2/7/28 (d)(e)(k)	6,129,019	6,106,035
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.5962% 8/27/28 (d)(e)(k)	2,002,922	1,862,717
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (e)(h)(k)(m)	3,800,000	0
term loan 0% (d)(h)(k)(m)	1,620,000	0
TOTAL ENERGY		7,968,752
Healthcare - 0.1%
Cano Health, Inc. 1LN, term loan 3 month U.S. LIBOR + 11.000% 13.3346% 10/7/24 (d)(e)(h)(k)	900,503	900,503
Modivcare, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0816% 7/1/31 (d)(e)(k)	1,460,000	1,419,850
TOTAL HEALTHCARE		2,320,353
Leisure - 1.0%
Bulldog Purchaser, Inc. Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.0846% 6/14/32 (d)(e)(k)	315,000	312,638
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6109% 7/21/30 (d)(e)(k)	8,428,261	8,428,261
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5962% 9/18/26 (d)(e)(k)	3,723,695	3,744,660
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5137% 12/30/26 (d)(e)(k)	3,081,619	2,781,161
TOTAL LEISURE		15,266,720
Metals/Mining - 0.0%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.609% 6/4/28 (d)(e)(k)	567,077	469,659
Services - 0.9%
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1937% 12/10/29 (d)(e)(k)	1,000,000	965,000
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 12/10/28 (d)(e)(k)	991,497	991,963
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9582% 6/2/28 (d)(e)(k)	3,372,975	3,316,073
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.4592% 9/13/29 (d)(e)(h)(k)	2,904,712	2,904,712
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (d)(e)(k)	6,063,637	4,967,150
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.0844% 9/10/29 (d)(e)(k)	355,000	329,618
TOTAL SERVICES		13,474,516
Super Retail - 0.3%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2082% 3/5/28 (d)(e)(k)	1,568,119	1,565,045
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1821% 6/6/31 (d)(e)(k)	3,378,930	3,253,065
TOTAL SUPER RETAIL		4,818,110
Technology - 0.2%
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.4592% 9/13/29 (d)(e)(h)(k)	67,838	67,838
Leia Finco U.S. LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/2/31 (e)(k)(l)	1,560,000	1,538,550
2LN, term loan CME Term SOFR 1 Month Index + 5.250% 7/2/32 (e)(k)(l)	780,000	772,200
Polaris Newco LLC 2LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4321% 6/4/29 (d)(e)(k)	911,000	897,718
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6966% 5/15/28 (d)(e)(k)	471,170	475,881
TOTAL TECHNOLOGY		3,752,187
TOTAL BANK LOAN OBLIGATIONS (Cost $61,238,359)		62,078,225

Preferred Securities - 1.9%
	Principal Amount (a)	Value ($)
Air Transportation - 0.3%
AerCap Holdings NV 5.875% 10/10/79 (d)	4,540,000	4,528,632
Banks & Thrifts - 0.8%
Ally Financial, Inc.:
4.7% (d)(n)	2,270,000	2,081,156
4.7% (d)(n)	2,935,000	2,435,862
Bank of America Corp. 5.875% (c)(d)(n)	2,985,000	2,943,446
Citigroup, Inc. 7.125% (d)(n)	1,560,000	1,562,203
JPMorgan Chase & Co. 4.6% (d)(n)	2,155,000	2,138,797
M&T Bank Corp.:
3.5% (d)(n)	365,000	314,654
5.125% (d)(n)	710,000	678,187
Wells Fargo & Co. 6.85% (d)(n)	1,580,000	1,599,006
TOTAL BANKS & THRIFTS		13,753,311
Diversified Financial Services - 0.2%
Aircastle Ltd. 5.25% (b)(d)(n)	3,160,000	3,088,342
Energy - 0.4%
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7108% (d)(e)(n)	1,630,000	1,617,011
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.694% (c)(d)(e)(n)	4,375,000	4,362,215
TOTAL ENERGY		5,979,226
Services - 0.2%
Air Lease Corp. 4.125% (d)(n)	3,435,000	3,154,435
TOTAL PREFERRED SECURITIES (Cost $26,886,789)		30,503,946

Other - 1.3%
	Shares	Value ($)
Other - 1.3%
Fidelity Private Credit Co. LLC (g)(o) (Cost $20,867,682)	2,094,026	21,275,300

Money Market Funds - 5.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (p)	14,014,649	14,017,452
Fidelity Securities Lending Cash Central Fund 5.39% (p)(q)	67,645,638	67,652,403
TOTAL MONEY MARKET FUNDS (Cost $81,669,855)		81,669,855

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $1,660,604,658)	1,649,095,811
NET OTHER ASSETS (LIABILITIES) - (3.6)% (r)	(57,007,882)
NET ASSETS - 100.0%	1,592,087,929

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	264	Sep 2024	28,483,125	333,777	333,777

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,160,505,856 or 72.9% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,490,571 or 1.7% of net assets.

(h)	Level 3 security
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Non-income producing
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	The coupon rate will be determined upon settlement of the loan after period end.
(m)	Non-income producing - Security is in default.
(n)	Security is perpetual in nature with no stated maturity date.
(o)	Affiliated Fund
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.
(r)	Includes $369,600 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acuris Finance U.S. 9% 8/1/29	7/25/24	1,270,000

Fidelity Private Credit Co. LLC	4/15/22 - 7/08/24	20,867,682

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	4,425,071

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	11,724,968	110,484,891	108,193,169	97,219	762	-	14,017,452	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	66,847,611	67,042,754	66,237,962	81,130	-	-	67,652,403	0.3%
Total	78,572,579	177,527,645	174,431,131	178,349	762	-	81,669,855

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	20,336,289	949,097	-	741,098	-	(10,086)	21,275,300
	20,336,289	949,097	-	741,098	-	(10,086)	21,275,300

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Corporate Bonds, U.S. Treasury Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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